Organization and Principal Activities (Details) - $ / shares				12 Months Ended
	Dec. 12, 2023	Dec. 06, 2023	Dec. 04, 2023	Dec. 31, 2024	Aug. 13, 2024
Organization and Principal Activities [Line Items]
Entity Incorporation, Date of Incorporation				Dec. 04, 2023
Par value (in Dollars per share)
Maximum [Member]
Organization and Principal Activities [Line Items]
Subsidiaries percentage	100.00%
Minimum [Member]
Organization and Principal Activities [Line Items]
Subsidiaries percentage	89.29%
Cre8 Incorporation Limited [Member]
Organization and Principal Activities [Line Items]
Authorized shares capital (in Shares)		50,000
Par value (in Dollars per share)
Mr. Seng Jin Lee [Member]
Organization and Principal Activities [Line Items]
Subsidiary equity interest percentage				57.14%
Mr. Kit Ying Sham [Member]
Organization and Principal Activities [Line Items]
Subsidiary equity interest percentage				28.57%
Xian Hong Jordan Lee [Member]
Organization and Principal Activities [Line Items]
Subsidiary equity interest percentage				14.29%
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share)
Class A Ordinary Shares [Member] | Cre8 Incorporation Limited [Member]
Organization and Principal Activities [Line Items]
Authorized shares capital (in Shares)			180,000
Par value (in Dollars per share)
Voting right			one
Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share)
Ordinary shares (in Shares)	2,500
Class B Ordinary Shares [Member] | Cre8 Incorporation Limited [Member]
Organization and Principal Activities [Line Items]
Authorized shares capital (in Shares)			20,000
Par value (in Dollars per share)
Voting right			20